Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Schedule of Tax Benefits	Tax benefits is comprised of the following:
	For the years ended September 30,
	2020	2021	2022
Current tax income	13	31	21
Deferred tax expenses	—	—	—
	13	31	21

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate	A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:
	For the years ended September 30,
	2020	2021	2022
PRC statutory tax rate	25%	25.0%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	0.5%	(5.0)%	14.8%
Effect of other expenses that are not deductible in determining taxable profit	—	(0.9)%	0.3%
Effect of gain from deconsolidation	—	—	(52.9)%
Effect of share-based compensation	(0.3)%	(0.7)%	0.3%
Effect of loss on disposal of long-term assets	(7.6)%	(2.0)%	0.4%
Effect of change in valuation allowance	(17.6)%	(16.4)%	12.1%
	(0.0)%	(0.0)%	(0.0)%

Schedule of Principal Components of the Group’s Deferred Income Tax Assets	The principal components of the Group’s deferred income tax assets as of September 30, 2021 and 2022 are as follows:
	As of September 30,
	2021	2022
Deferred tax assets:
Net losses carry forwards	215,193	109,940
Impairment loss on long-term assets	313,668	338,707
Allowance of doubtful accounts	37,668	39,136
Other accrued expenses	22,746	22,746
Advertising expenses	12,592	12,592
Valuation allowance	(601,867)	(523,121)
	—	—

Schedule of Movement of the Valuation Allowance	Movement of the valuation allowance is as follows:
Balance as of September 30, 2019	338,964
Addition	280,958
Write off	—
Balance as of September 30, 2020	619,922
Addition	94,809
Write off	(112,864)
Balance as of September 30, 2021	601,867
Addition	99,230
Write off	(177,976)
Balance as of September 30, 2022	523,121